As filed with the U.S. Securities and Exchange Commission on March 17, 2016

Securities Act File No. 333-191151

Investment Company Act File No. 811-22887

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 7	☒

(Check appropriate box or boxes)

CALAMOS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court Naperville, Illinois	60563
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

John P. Calamos, Sr.

Calamos ETF Trust

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606	Rita Rubin Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606

As soon as practicable after the effective date of this Registration Statement. (Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 17th day of March, 2016.

CALAMOS ETF TRUST

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr. Trustee and President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 5 has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title		Date

/s/ John P. Calamos, Sr.	Trustee and President (principal executive officer))		March 17, 2015
John P. Calamos, Sr.		)
)

/s/ John E. Neal*	Trustee	)	March 17, 2016
John E. Neal		)
)

/s/ William Rybak*	Trustee	)	March 17, 2016
William Rybak		)
)

/s/ Stephen B. Timbers*	Trustee	)	March 17, 2016
Stephen B. Timbers		)
)

/s/ David D. Tripple*	Trustee	)	March 17, 2016
David D. Tripple		)
)

/s/ Virginia G. Breen*	Trustee	)	March 17, 2016
Virginia G. Breen		)
)

/s/ Theresa A. Hamacher*	Trustee	)	March 17, 2016
Theresa A. Hamacher		)
)

/s/ Nimish S. Bhatt	Vice President and Chief Financial Officer	)	March 17, 2016
Nimish S. Bhatt		)
)

*	John P. Calamos, Sr. signs this document pursuant to powers of attorney filed in Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2015, and in Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2016.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact March 17, 2016

Exhibit Index

Exhibit Number	Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase